Equity (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Schedule of share repurchase programs
The following table presents our share repurchase programs from January 1, 2018 through June 30, 2019:

Program approval date	Program end date	Authorized amount	Program completion date
February 2018	June 30, 2018	$200,000	May 14, 2018
April 2018	December 31, 2018	200,000	November 2, 2018
October 2018	March 31, 2019	200,000	January 9, 2019
December 2018	March 31, 2019	100,000	March 22, 2019
February 2019	September 30, 2019	200,000	July 22, 2019
June 2019	December 31, 2019	200,000	Not yet completed